Basic and Diluted Net Loss Per Share (Details) - shares				6 Months Ended		12 Months Ended
	Aug. 20, 2026	Aug. 19, 2026	Mar. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Forecast [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Shares issued		40,000
ADSs [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Shares issued		1	2,878			220,000,000
ADSs [Member] | Forecast [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Shares issued	677,581	1
Common Stock [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Shares issued				49,928,000	2,288,880,000
Common Stock [Member] | Forecast [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Shares issued		4,000
Share Option [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Diluted weighted average number of shares outstanding				487,688,000	97,228,400
Restricted Share Units [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Diluted weighted average number of shares outstanding				1,498,404,000	381,104,276
Preferred Shares [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Diluted weighted average number of shares outstanding				1,456,000,000	1,456,000,000
Warrants [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Diluted weighted average number of shares outstanding				60,090,994,496	2,231,316,096